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
                        PROSPECTUS SUPPLEMENT DATED DEC. 17, 2010*
PRODUCT NAME                                                       PROSPECTUS FORM #
RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY     S-6504 H (4/10)
/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY
/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY
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This supplement updates and amends certain information contained in the variable annuity prospectus listed above. Please read it carefully and keep it with your prospectus for future reference.

FOR CONTRACTS PURCHASED ON OR AFTER OCT. 5, 2008, THE PARAGRAPH PROVIDING FOR RECAPTURE OF THE UNAMORTIZED PORTION OF THE CREDITS APPLIED WITHIN 12 MONTHS PRECEDING THE DATE OF DEATH THAT RESULTS IN A DEATH BENEFIT PAYMENT UNDER THE CONTRACT, WILL NOT APPLY. THE FOLLOWING REVISION HAS BEEN MADE TO THE "PURCHASE PAYMENT CREDIT" SECTION OF THE PROSPECTUS:

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. This paragraph will not apply to contracts purchased on or after Oct. 5, 2008.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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S-6504-10 A (12/10)

* Valid until next prospectus update.